Summarized Financial Data - Chevron Phillips Chemical Company LLC	12 Months Ended
Dec. 31, 2023
Chevron Phillips Chemical Company LLC [Member]
Summarized Financial Data of Subsidiary Two [Line Items]
Summarized Financial Data – Chevron Phillips Chemical Company LLC
Note 8
Summarized Financial Data – Chevron Phillips Chemical Company LLC
Chevron has a 50
percent equity ownership interest in Chevron Phillips Chemical Company LLC (CPChem). Refer to
Note 15 Investments and Advances
for a discussion of CPChem
operations. Summarized financial information for 100 percent of CPChem is presented in the table below:

	Year ended December 31
	2023	2022	2021
Sales and other operating revenues	$11,560	$ 14,180	$14,104
Costs and other deductions	10,561	12,870	10,862
Net income attributable to CPChem	1,173	1,662	3,684

	At December 31
	2023	2022
Current assets	$ 3,284	$3,472
Other assets	16,425	15,184
Current liabilities	1,757	2,146
Other liabilities	3,269	2,941
Total CPChem net equity	$ 14,683	$13,569